PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS

NOTE 3 — PREPAID EXPENSES AND OTHER CURRENT ASSETS

The components of prepaid expenses and other current assets consist of the following (in thousands):

	December 31,
	2021	2020
Prepaid expenses	$605	$1,156
Deposits	3,589	100
Derivative asset, net - current (Note 7)	8,693	843
Other current assets	65	6
Total prepaid expenses and other current assets	$12,952	$2,105